Contingencies, Commitments, and Responsibilities - Additional Information (Detail) $ / shares in Units, $ in Millions				12 Months Ended
	Mar. 25, 2022 USD ($) shares	Feb. 22, 2022 USD ($) shares	Nov. 05, 2019	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CLP ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 CLP ($) shares	Dec. 31, 2022 CLP ($)	Dec. 31, 2022 HUF (Ft)	Jan. 01, 2021 CLP ($)
Disclosure of contingent liabilities in business combination [line items]
Provision for lawsuits and legal proceedings							$ 250	$ 1,337
Aggregate legal claims							29,444	43,913
Amount of pledged shares to secure Obligations related to transactions carried out with other brokers					$ 326		8,661
Guarantee in cash and financial assets ceded to guarantee transactions					$ 4,773		4,610
Guarantee ticket amount | Ft									Ft 10,000
Foreign traders guarantee amount				$ 100,000				85
Principal of loan amounts							1,946,822	2,401,690		$ 1,766,997
Amount of available for sale securities endorsed as guarantee							$ 837,869	$ 200,096		$ 319,213
MCC S.A. Corredores de Bolsa [member]
Disclosure of contingent liabilities in business combination [line items]
Amount of shares acquired				$ 30,727,453
Percentage of voting equity interests acquired				100.00%				100.00%	100.00%
MCC S.A. Stockbrokers [member]
Disclosure of contingent liabilities in business combination [line items]
Percentage of voting equity interests acquired				100.00%				100.00%	100.00%
MCC Asesorias Spa [member]
Disclosure of contingent liabilities in business combination [line items]
Percentage of voting equity interests acquired				100.00%				100.00%	100.00%
Ita Corredor de Seguros Colombia S.A [Member]
Disclosure of contingent liabilities in business combination [line items]
Percentage of ownership interest acquired			20.00%
Banco Corpbanca Colombia [member]
Disclosure of contingent liabilities in business combination [line items]
Percentage of shares outstanding						12.36%	12.36%
Number of shares acquired | shares						93,306,684	93,306,684
Purchase price per share | $ / shares						$ 3.5367
Value of shares purchased						$ 329,997,749.30
Spread on variable interest rate						2.70%	2.70%
Itau Corpbanca Colombia S.A. [member]
Disclosure of contingent liabilities in business combination [line items]
Provision for lawsuits and legal proceedings							$ 1,904	$ 1,602
Aggregate legal claims							$ 46,356	$ 27,820
Number of shares acquired | shares		59,554,210
Itau Corpbanca Colombia S.A. [member] | Itau Holding Colombia S.A.S. [member]
Disclosure of contingent liabilities in business combination [line items]
Number of shares acquired | shares		33,752,474
Itau Corbanca Colombia
Disclosure of contingent liabilities in business combination [line items]
Amount of shares acquired		$ 414,142,063.65
Percentage of voting equity interests acquired		12.36%
Direct interest owned	94.99%	94.99%
Itau Corbanca Colombia | Itau Corpbanca [member]
Disclosure of contingent liabilities in business combination [line items]
Percentage of voting equity interests acquired		7.89%
Itau Corbanca Colombia | Itau Holding Colombia S.A.S. [member]
Disclosure of contingent liabilities in business combination [line items]
Percentage of voting equity interests acquired		4.47%
Itau Chile Administradora General de Fondos S.A. [member]
Disclosure of contingent liabilities in business combination [line items]
Direct interest owned				99.994%	99.994%	99.994%	99.994%
Ita Corredor de Seguros Colombia S.A [Member]
Disclosure of contingent liabilities in business combination [line items]
Number of shares acquired | shares	4,800
Amount of shares acquired	$ 3,188,323
Percentage of voting equity interests acquired	20.00%		20.00%
Direct interest owned				100.00%	100.00%